UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2003

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.




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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
143330
3275365
SH

SOLE

3275365
0
0
Allstate Corp.
Common
020002101
130121
3649965
SH

SOLE

3649965
0
0
American Express Co.
Common
025816109
159549
3816058
SH

SOLE

3816058
0
0
American International Group Inc.
Common
026874107
115416
2091622
SH

SOLE

2091622
0
0
AOL Time Warner
Common
00184a105
867
53870
SH

SOLE

53870
0
0
Apache Corp.
Common
037411105
1858
28560
SH

SOLE

28560
0
0
Automatic Data Process
Common
053015103
423
12495
SH

SOLE

12495
0
0
Bank of America Corp.
Common
060505104
894
11316
SH

SOLE

11316
0
0
Bank Of New York
Common
640571022
604
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc.
Class A
084670108
5800
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
166
14000
SH

SOLE

14000
0
0
Blackrock Invt.Quality
Common
09247D105
264
18000
SH

SOLE

18000
0
0
Block H & R Inc.
Common
093671105
217
5018
SH

SOLE

5018
0
0
BP Amoco PLC
Sponsored ADR
055622104
270
6436
SH

SOLE

6436
0
0
Bristol Myers Squibb
Common
110122108
424
15630
SH

SOLE

15630
0
0
Cendant Corp.
Common
151313103
217873
11892609
SH

SOLE

11892609
0
0
ChevronTexaco Corp
Common
166764100
94089
1303174
SH

SOLE

1303174
0
0
Chubb Corp.
Common
171232101
142729
2378822
SH

SOLE

2378822
0
0
Citigroup Inc.
Common
172967101
176875
4132590
SH

SOLE

4132590
0
0
Colgate Palmolive Co.
Common
194162103
505
8714
SH

SOLE

8714
0
0
Comcast Corp. Special Class A
Class A Spl.
20030N200
144529
4985477
SH

SOLE

4985477
0
0
CVS Corp.
Common
126650100
141557
5050194
SH

SOLE

2785905
0
0
Devon Energy Corp.
Common
25179M103
117166
2194117
SH

SOLE

2194117
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
661
46027.387
SH

SOLE

46027.387
0
0
Dupont De Nemours & Co.
Common
263534109
133135
3197285
SH

SOLE

3197285
0
0
Emerson Electric
Common
291011104
159248
3116396
SH

SOLE

3116396
0
0
Exelon Corp.
Common
30161n101
150620
2518312
SH

SOLE

2518312
0
0
Exxon Mobil Corp.
Common
30231G102
312
8682
SH

SOLE

8682
0
0
Fannie Mae
Common
313586109
140735
2086820
SH

SOLE

2086820
0
0
Fleet Boston Financial
Common
339030108
168017
5655234
SH

SOLE

5655234
0
0
Ford Motor Co.
Common
345370860
427
38889
SH

SOLE

38889
0
0
Freddie Mac
Common
313400301
523
10305
SH

SOLE

10305
0
0
Gannett Inc.
Common
364730101
112878
1469577
SH

SOLE

1469577
0
0
General Electric
Common
369604103
148201
5167401
SH

SOLE

5167401
0
0
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
646
15932
SH

SOLE

15932
0
0
Goldman Sachs Group
Common
38141G104
5734
68470
SH

SOLE

75070
0
0
HCA Inc.
Common
404119109
117313
3661450
SH

SOLE

3661450
0
0
Home Depot
Common
437076102
293
8839
SH

SOLE

8839
0
0
Honeywell
Common
438516106
99202
3694664
SH

SOLE

3694664
0
0
Imaging Diagnostic System
Common
45244w100
16
20000
SH

SOLE

20000
0
0
IMS Health Inc.
Common
449934108
192
10650
SH

SOLE

10650
0
0
International Business Machines
Common
459200101
1690
20486
SH

SOLE

20486
0
0
J.P. Morgan Chase & Co.
Common
46625h100
578
16911
SH

SOLE

16911
0
0
John Hancock Financial Services
Common
41014S106
115210
3749105
SH

SOLE

3749105
0
0
Johnson & Johnson
Common
478160104
428
8274
SH

SOLE

8274
0
0
Kerr McGee Corp.
Common
492386107
135252
3019020
SH

SOLE

3019020
0
0
Liberty Media Corporation
Common
530718105
164278
14210886
SH

SOLE

14210886
0
0
Lilly (Eli) & Co.
Common
532457108
552
8000
SH

SOLE

8000
0
0
Limited Term NY Muni Fund
Common
771740107
99
30212
SH

SOLE

30212
0
0
Merck & Co., Inc.
Common
589331107
143905
2376628
SH

SOLE

2376628
0
0
Merrill Lynch
Common
590188108
103490
2217005
SH

SOLE

2235370
0
0
MGIC Investment
Common
552848103
143099
3068170
SH

SOLE

3068170
0
0
Minnesota Mining & Maufacturing Co.
Common
88579Y101
361
2800
SH

SOLE

2800
0
0
MuniEnhanced Fund
Common
626243109
262
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
665
43916
SH

SOLE

43916
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
390
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
286
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
120298
8290720
SH

SOLE

6732510
0
0
Oxford Health Plans
Common
691471106
165411
3935544
SH

SOLE

3935544
0
0
Pepsico Inc.
Common
713448108
233
5240
SH

SOLE

5240
0
0
Pfizer Inc.
Common
717081103
1388
40657
SH

SOLE

40657
0
0
Pitney Bowes Inc.
Common
724479100
151898
3954644
SH

SOLE

3954644
0
0
Prime Energy Corp.
Common
7.42E+108
195
20500
SH

SOLE

20500
0
0
Procter & Gamble
Common
742718109
1048
11748
SH

SOLE

11748
0
0
Quadrex Corp.
Common
747309102
1
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
104041
3954419
SH

SOLE

3954419
0
0
Royal Dutch Petroleum
NY Reg Gldr 5
780257804
238
5100
SH

SOLE

5100
0
0
Safeway Inc.
Common
786514208
82537
4034090
SH

SOLE

4034090
0
0
SBC Communications
Common
78387G103
224
8776
SH

SOLE

8776
0
0
Sun Microsystems
Common
866810104
52
11200
SH

SOLE

11200
0
0
Textron Inc.
Common
883203101
85847
2200079
SH

SOLE

2200079
0
0
Tyco International Ltd.
Common
902124106
380
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
206
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Muni. Opptn.
Common
920935103
172
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
694
17584
SH

SOLE

17584
0
0
Viacom Inc. Class B
Class B
925524308
654
14970
SH

SOLE

14970
0
0
Walt Disney Productions
Common
254687106
269
13609
SH

SOLE

13609
0
0
Whirlpool Corp.
Common
963320106
164250
2578488
SH

SOLE

2578488
0
0
Wyeth
Common
983024100
300
6582
SH

SOLE

6582
0
0
XL Capital Ltd. Class A
Class A
g98255105
490
5900
SH

SOLE

5900
0
0
YUM! Brands
Common
988498101
160426
5427121
SH

SOLE

5427121
0
0

















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$4,685,474,069

List of Other Included Managers:

No.	13F File Number	Name

None